Note 3 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Weighted-average common shares issued (in shares)									7,302,845	7,286,554
Average treasury stock shares (in shares)									(917,495)	(816,146)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	6,378,706	6,376,291	6,369,467	6,417,109	6,423,543	6,458,258	6,502,508	6,498,278	6,385,350	6,470,408
Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share (in shares)									19,174	32,398
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	6,397,681	6,385,765	6,388,118	6,429,443	6,455,387	6,479,066	6,514,946	6,510,568	6,404,524	6,502,806